Senior Convertible Notes and Warrants (Narrative) (Details)	12 Months Ended
Jun. 30, 2015
Senior Convertible Notes And Warrants Narrative Details
Long-term Debt, Description

On December 31, 2014, the Company consummated the sale of senior secured convertible debentures (the "Debentures") and common stock purchase warrants (the "Warrants") to various institutional investors ("Investors") pursuant to the terms of a securities purchase agreement among the Company and the Investors. At closing, the Company received $27,000,000 in gross proceeds. Offering expenses of $1,931,105 attributed to the Debentures were recorded as deferred financing fees and recorded as a debt discount on the consolidated balance sheet and offering expenses of $424,113 attributed derivative warrants were expensed to the statement of operations during the year ended June 30, 2015. The net proceeds were paid directly to DuPont Pioneer in partial consideration for the purchase of certain Pioneer assets, the closing for which also took place on December 31, 2014. See Note 3 for further discussion of the Pioneer Acquisition.

Debentures

The Debentures are due and payable on November 30, 2017, unless earlier converted or redeemed. The Debentures bear interest on the aggregate unconverted and then outstanding principal amount at 8% per annum, payable in arrears monthly beginning February 2, 2015. Commencing on the occurrence of any Event of Default (as defined in the Debentures) that results in the eventual acceleration of the Debentures, the interest rate will increase to 18% per annum. The monthly interest is payable in cash, or in any combination of cash or shares of the Company's common stock at the Company's option, provided certain "equity conditions" defined in the Debentures are satisfied. Beginning on July 1, 2015, the Company is required to make monthly payments of principal as well, payable in cash or any combination of cash or shares of its common stock at the Company's option, provided all of the applicable equity conditions are satisfied. The Debentures contain certain rights of acceleration and deferral at the holder's option in the event a principal payment is to be made in stock and contains certain limited acceleration rights of the Company, provided certain conditions are satisfied.

The Debentures provided for redemption of up to $5,000,000 in principal amount, payable in cash without prepayment penalty, if redeemed by July 1, 2015. Such early redemption was required in the event of certain real estate sales and otherwise was optional. In accordance with the terms of the Debentures, following the sale of 759 acres of farmland property in the Imperial Valley of California in March 2015, which resulted in sale proceeds of $7,100,000, the Company redeemed $5,000,000 in principal amount of the Debentures on a pro rata basis. At June 30, 2015, the Company has outstanding $21,954,482 in principal amount of the Debentures following the real estate sale redemption. The reduction in principal was applied on the back end of the term, and as a result, does not reduce the dollar amount of the monthly redemption payments that commence on July 1, 2015, but does have the effect of reducing the term of the Debentures from December 1, 2017 to June 1, 2017.

Following the real estate redemption, the Company may otherwise redeem the Debentures before maturity upon payment of the optional redemption price, which is equal to 120% of the sum of the principal amount of the Debentures, all accrued and unpaid interest, all other interest that would accrue if the Debentures were held to maturity and any unpaid liquidated damages that may be assessed under any of the transaction documents, including the Securities Purchase Agreement, the Registration Rights Agreement and the Warrants. The Debentures are convertible, at the holder's option, into the Company's common stock at an initial conversion price of $5.00, subject to adjustment for stock splits, reverse stock splits and similar recapitalization events. If, on September 30, 2015, the conversion price of $5.00 exceeds the arithmetic average of the 10 lowest daily volume weighted average prices ("VWAPs") of the common stock during the 20 consecutive trading days ending on the trading day that is immediately prior to September 30, 2015 the conversion price will adjust to that arithmetic average but in no event will the price be reset below $4.15 (as adjusted for any stock dividends, stock split, stock combination, reclassification or similar transaction occurring after December 30, 2014). The Company has a one-time optional forced conversion right, exercisable if specified conditions are satisfied.

The Debentures are the Company's senior secured obligations, subject only to certain secured obligations of Wells Fargo and DuPont Pioneer (limited to a purchase money security interest in the purchased assets). The rights of Wells Fargo, DuPont Pioneer and the holders of the Debentures are set forth in an inter-creditor and subordination agreement that was entered into in connection with the closing of the issuance of the Debentures.

Warrants

The Warrants entitle the holders to purchase, in the aggregate, 2,699,999 shares of common stock. The Warrants are exercisable beginning June 30, 2015 and expire on June 30, 2020, unless earlier redeemed. The Warrants are initially exercisable at an exercise price equal to $5.00, subject to adjustment for stock splits, combinations or similar recapitalization events. If, on September 30, 2015, the exercise price then in effective exceeds the arithmetic average of the 10 lowest daily VWAPs of the Company's common stock during the 20 consecutive trading days ending on the trading day that is immediately prior to September 30, 2015 then the exercise price for the Warrants will be reset to that arithmetic average, but in no event will the reset price fall below $4.15 (as adjusted for any stock dividends, stock split, stock combination, reclassification or similar transaction occurring after December 30, 2014). In addition, if the Company issues or is deemed to have issued securities at a price lower than the then applicable exercise price during the three year period ending December 31, 2017, the exercise price of the Warrants will adjust based on a weighted average anti-dilution formula ("down-round protection"). The Warrants may be exercised for cash, provided that, if there is no effective registration statement available registering the exercise of the Warrants, the Warrants may be exercised on a cashless basis. At any time after July 1, 2015, provided that (i) all equity conditions set forth in the Warrant have been satisfied, and (ii) the closing sales price of the common stock equals or exceeds $12.00 for 15 consecutive trading days (subject to adjustment for stock splits, reverse stock splits and other similar recapitalization events), the Company may redeem all or any part of the Warrants then outstanding for cash in an amount equal to $0.25 per Warrant.

Accounting for the Conversion Option and Warrants

The aggregate gross proceeds of $27,000,000 were allocated between the Debentures and the Warrants. Due to the down-round price protection included in the terms of the Warrants, the Warrants are treated as a derivative liability in the consolidated balance sheet, measured at fair value and marked to market each reporting period until the earlier of the Warrants being fully exercised or December 31, 2017, when the down-round protection expires. The initial fair value of the Warrants on December 31, 2014 was $4,862,000. The Warrants were initially valued using the Monte Carlo simulation model, under the following assumptions: (i) expected life of 5.5 years, (ii) volatility of 53.4%, (iii) risk-free interest rate of 1.65%, and (iv) dividend rate of zero. The exercise price re-set feature was captured within the Monte-Carlo simulation by creating a series of stock price paths and examining whether or not the simulated stock price was less than the original stated exercise price. If the simulated value was less, the exercise price was adjusted downward using the formula per the warrant purchase agreement. If the simulated stock price was higher, the exercise price remained set at the originally stated exercise price.

The remaining $22,138,000 of proceeds was allocated to the Debentures. The required redemption contingent upon the real estate sale was determined to be an embedded derivative not clearly and closely related to the borrowing. As such, it was bifurcated and treated as a derivative liability, recorded initially at its fair value of $150,000, leaving an allocation to the host debt of $21,988,000. The difference between the initial amount allocated to the borrowing and the face value of the Debentures will be amortized over the term of the Debentures using the effective interest method. In addition, debt issuance costs totaling $1,931,105 are being amortized over the term of the Debentures using the effective interest method.

While the conversion feature of the Debentures does not require separate accounting as either a derivative or an equity component, the potential reset of the conversion price on September 30, 2015 created a contingent beneficial conversion feature. If the conversion price is adjusted at September 30, 2015 to a price less than $4.88 per share, a beneficial conversion feature will be recognized at that time. Initially, the maximum beneficial conversion feature was approximately $3,900,000, based on a potential reset to the floor of $4.15 per share. The redemption of $5,000,000 in principal amount of Debentures means that the maximum beneficial conversion feature that may be recognized has decreased to $3,200,000. Any beneficial conversion feature recognized will reduce the recognized value of the debt and be treated as additional debt discount, which will be accreted to interest expense over the remaining term of the Debentures.

Accounting for the Redemption

The redemption of $5,000,000 in principal amount of the Debentures was accounted for as a partial extinguishment of the borrowing, as well as the settlement of the derivative recognized initially. The redemption resulted in a loss of $1,183,687, which is included in the interest expense - amortization of debt discount line item on the consolidated statement of operations.